Document and Entity Information	Feb. 03, 2026
Cover [Abstract]
Entity Registrant Name	TEXAS INSTRUMENTS INC
Amendment Flag	false
Entity Central Index Key	0000097476
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 03, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-03761
Entity Tax Identification Number	75-0289970
Entity Address, Address Line One	12500 TI Boulevard
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75243
City Area Code	(214)
Local Phone Number	479-3773
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $1.00
Trading Symbol	TXN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false